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                              RYDEX SERIES TRUST
                                INVESTOR SHARES

                SUPPLEMENT DATED SEPTEMBER 10, 1998, TO THE
                   PROSPECTUS DATED AUGUST 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Please replace the first full paragraph on page 22 of the Prospectus with the following information:


         Investment in the Funds may be made (i) through securities brokers and dealers or other financial institutions who have the responsibility to transmit orders promptly and who may charge a processing fee for purchases, redemptions or exchanges of shares, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                              RYDEX SERIES TRUST

                SUPPLEMENT DATED SEPTEMBER 10, 1998, TO THE
                 STATEMENTS OF ADDITIONAL INFORMATION DATED
              MARCH 31, 1998, AUGUST 1, 1998 AND AUGUST 5, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENTS OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENTS OF ADDITIONAL INFORMATION.

Please replace the section titled "PURCHASE AND REDEMPTION OF SHARES -- REDEMPTIONS IN-KIND" with the following information:

         The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.